Income Taxes	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

For the three months ended September 30, 2016 and 2015, the Company did not record an income tax benefit because it has incurred taxable losses and has no history of generating taxable income and therefore the Company cannot presently anticipate the realization of a tax benefit on its Net Operating Loss carryforward. At September 30, 2016 the Company has a Net Operating Loss carryforward of approximately $162,900, which will begin to expire in 2030.
The Company has evaluated its income tax positions and has determined that it does not have any uncertain tax positions. The Company will recognize interest and penalties related to any uncertain tax positions through its income tax expense.

The Company may in the future become subject to federal, state and local income taxation though it has not been since its inception.  The Company is not presently subject to any income tax audit in any taxing jurisdiction.

Income Taxes

For the years ended June 30, 2016 and 2015, the Company did not record an income tax benefit because it has incurred taxable losses and has no history of generating taxable income and therefore the Company cannot presently anticipate the realization of a tax benefit on its Net Operating Loss ("NOL") carryforward. At June 30, 2016 the Company has an NOL carryforward of $162.9 million, which will begin to expire in 2030. The Company has established a full valuation allowance against its deferred tax assets as of June 30, 2016 and 2015. Income tax expense for the years ended June 30, 2016 and 2015 was $0 and $0, respectively.
A reconciliation of the Company's statutory U.S. federal tax rate and its effective tax rate is as follows:

	Year Ended June 30,
Description	2016	2015
Statutory U.S. federal tax rate	35.00%	35.00%
State and local income taxes - net of federal benefit	10.37%	10.37%
Valuation allowance	(45.37)%	(45.37)%

Effective tax rate	—%	—%

The components of deferred taxes as of June 30, 2016, are as follows:

Deferred tax assets:	(in thousands)
Share-based compensation	$92,824
Start-up expenditures	4,799
Other	2,043
Operating loss carryforward	79,476
Total deferred tax assets	179,142
Deferred tax liabilities:
Depreciation and amortization	(7,913)
Valuation allowance	(171,229)
Deferred tax asset, net	$—

The components of deferred taxes as of June 30, 2015, are as follows:

Deferred tax assets:	(in thousands)
Share-based compensation	$86,546
Start-up expenditures	5,236
Other	1,575
Operating loss carryforward	71,616
Total deferred tax asset	164,973
Deferred tax liabilities:
Depreciation and amortization	(6,156)
Valuation allowance	(158,817)
Deferred tax asset, net	$—

The Company has evaluated its income tax positions and has determined that it does not have any uncertain tax positions. The Company will recognize interest and penalties related to any uncertain tax positions through its income tax expense.

The Company may in the future become subject to federal, state and local income taxation though it has not been since its inception.  The Company is not presently subject to any income tax audit in any taxing jurisdiction.